Schedule II - Condensed Financial Information of Parent	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule II - Financial Information of Parent
ING U.S., Inc.
Schedule II

Financial Information of Parent
Balance Sheets
(In millions, except share data)

	As of December 31,
	2013	2012
Assets
Investments:
Equity securities, available-for-sale, at fair value (cost of $76.6 at 2013 and $52.4 at 2012)	$76.6	$63.9
Derivatives	69.9	59.3
Investments in subsidiaries	15,103.8	15,715.1
Total investments	15,250.3	15,838.3
Cash and cash equivalents	640.2	357.5
Short-term investments under securities loan agreements, including collateral delivered	30.7	58.4
Loans to subsidiaries	211.3	77.0
Due from subsidiaries	26.9	16.5
Current income taxes	47.0	221.1
Deferred income taxes	204.4	127.4
Other assets	43.4	35.8
Total assets	$16,454.2	$16,732.0

Liabilities and Shareholders' Equity
Short-term debt	$—	$886.1
Long-term debt	2,996.7	1,824.6
Derivatives	114.0	59.3
Due to subsidiaries	0.2	23.1
Other liabilities	71.1	64.0
Total liabilities	3,182.0	2,857.1

Shareholders' equity:
Common stock (900,000,000 shares authorized; 261,754,931 and 230,079,120 shares issued as of December 31, 2013 and 2012, respectively; 261,675,811 and 230,000,000 shares outstanding as of December 31, 2013 and 2012, respectively; $0.01 par value per share)	2.6	2.3
Treasury stock (79,120 shares as of December 31, 2013 and 2012, respectively; $0.01 par value per share)	—	—
Additional paid-in capital	23,563.7	22,917.6
Accumulated other comprehensive income	1,849.1	3,710.7
Retained earnings (deficit):
Appropriated	18.4	6.4
Unappropriated	(12,161.6)	(12,762.1)
Total ING U.S., Inc. shareholders' equity	13,272.2	13,874.9
Total liabilities and shareholders' equity	$16,454.2	$16,732.0

The accompanying notes are an integral part of this Financial Information.
ING U.S., Inc.
Schedule II

Financial Information of Parent
Statements of Operations
(In millions)

	Years Ended December 31,
	2013	2012	2011
Revenues:
Net investment income	$36.4	$2.4	$10.9
Net realized capital gains (losses)	(39.2)	—	(42.2)
Other income	4.2	12.5	19.7
Total revenues	1.4	14.9	(11.6)

Expenses:
Interest expense	129.2	74.1	61.7
Other expense	8.8	30.5	11.9
Total expenses	138.0	104.6	73.6
Loss before income taxes and equity in earnings of subsidiaries	(136.6)	(89.7)	(85.2)
Income tax (benefit) expense	(208.0)	(349.4)	363.0
Net income (loss) before equity in earnings of subsidiaries	71.4	259.7	(448.2)
Equity in earnings of subsidiaries	529.1	213.3	360.1
Net income (loss) available to ING U.S., Inc.'s common shareholders	$600.5	$473.0	$(88.1)

The accompanying notes are an integral part of this Financial Information.

Financial Information of Parent
Statements of Comprehensive Income
(In millions)

	Years Ended December 31,
	2013	2012	2011
Net income (loss) available to ING U.S., Inc.'s common shareholders	$600.5	$473.0	$(88.1)
Other comprehensive income (loss), after tax	(1,861.6)	1,115.7	1,621.7
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholders	$(1,261.1)	$1,588.7	$1,533.6

The accompanying notes are an integral part of this Financial Information.
ING U.S., Inc.
Schedule II

Financial Information of Parent
Statements of Cash Flows
(In millions)

	Years Ended December 31,
	2013	2012	2011
Cash Flows from Operating Activities:
Net income (loss) available to ING U.S., Inc.'s common shareholders	$600.5	$473.0	$(88.1)
Adjustments to reconcile net income (loss) available to ING U.S., Inc.'s common shareholders to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries	(529.1)	(213.3)	(360.1)
Net accretion/amortization of discount premium	0.3	—	—
Provision for deferred income taxes	(77.0)	135.6	48.0
Realized investment losses, net	39.2	—	42.2
Change in:
Receivable and asset accruals	191.8	(162.4)	295.1
Due from subsidiaries	1.1	(10.2)	2.9
Due to subsidiaries	(22.9)	(0.8)	(2.3)
Other payables and accruals	7.1	(162.2)	196.7
Other, net	(7.6)	—	—
Net cash provided by operating activities	203.4	59.7	134.4

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of
equity securities, available-for-sale	14.5	27.2	21.2
Acquisition of equity securities, available-for-sale	(19.6)	(14.0)	(12.5)
Derivatives, net	(6.6)	—	(410.4)
Short-term intercompany loans issued to subsidiaries with maturities more than three months	2.3	—	13.9
Net maturity of intercompany loans to subsidiaries	(136.6)	102.3	856.3
Return of capital contributions from subsidiaries	1,434.0	813.0	200.0
Capital contributions to subsidiaries	(2,062.0)	(400.0)	(377.0)
Collateral received (delivered), net	27.7	7.2	(2.5)
Net cash (used in) provided by investing activities	(746.3)	535.7	289.0

The accompanying notes are an integral part of this Financial Information.

ING U.S., Inc. Schedule II Financial Information of Parent Statements of Cash Flows (Continued) (In millions)

	Years Ended December 31,
	2013	2012	2011
Cash Flows from Financing Activities:
Short-term debt, net	(171.6)	(309.1)	(359.0)
Proceeds from issuance of long-term debt	2,146.8	3,048.5	548.5
Repayment of long-term debt	(1,370.4)	(902.5)	(573.8)
Debt issuance costs	(26.5)	(38.8)	—
Net (repayments of) proceeds from loans to subsidiaries	(319.1)	(2,037.3)	(40.8)
Proceeds from issuance of common stock, net	571.6	—	—
Dividends paid	(5.2)	—	—
Net cash provided by (used in) financing activities	825.6	(239.2)	(425.1)
Net increase (decrease) in cash and cash equivalents	282.7	356.2	(1.7)
Cash and cash equivalents, beginning of year	357.5	1.3	3.0
Cash and cash equivalents, end of year	$640.2	$357.5	$1.3

Supplemental cash flow information:
Income taxes paid, net	$43.0	$5.2	$13.6
Interest paid	90.6	33.4	52.6

Non-cash financing activity:
Debt extinguishment	$—	$—	$3,979.7
Capital contribution	—	—	3,979.7

The accompanying notes are an integral part of this Financial Information.
1.    Basis of Presentation

The financial information of ING U.S., Inc. should be read in conjunction with the consolidated financial statements of ING U.S., Inc. and its subsidiaries (collectively the "Company") and the notes thereto (the “Consolidated Financial Statements”).

ING Groep N.V. ("ING Group" or "ING"), the ultimate parent company, is a global financial services holding company based in The Netherlands. In 2009, ING, with American Depository Shares listed on the New York Stock Exchange, announced the anticipated separation of its global banking and insurance businesses, including the divestiture of the Company. On May 2, 2013, the common stock of ING U.S., Inc. began trading on the New York Stock Exchange under the symbol "VOYA." On May 7, 2013 and May 31, 2013, ING U.S., Inc. completed its initial public offering ("IPO") of common stock, including the issuance and sale by ING U.S., Inc. of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. ("ING International"), an indirect, wholly owned subsidiary of ING Group and previously the sole stockholder of ING U.S., Inc., of 44,201,773 shares of outstanding common stock of ING U.S., Inc. (collectively, "the IPO"). On September 30, 2013, ING International transferred all of its shares of ING U.S., Inc. common stock to ING Group.

On October 29, 2013, ING Group completed a sale of 37,950,000 shares of common stock of ING U.S., Inc. in a registered public offering ("Secondary Offering"), reducing ING Group's ownership in the Company to 57%.

The accompanying financial information reflects the results of operations, financial position and cash flows for ING U.S., Inc. The financial information is in conformity with accounting principles generally accepted in the United States and require management to adopt accounting policies and make certain estimates and assumptions. Investments in subsidiaries are accounted for using the equity method of accounting.

Certain immaterial reclassifications have been made to prior year financial information to conform to the current year classifications.

2.    Loans to Subsidiaries

ING U.S., Inc. maintains reciprocal loan agreements with subsidiaries to facilitate unanticipated short-term cash requirements that arise in the ordinary course of business.  Under these loan agreements, the limitations on borrowing are based on the nature of the subsidiary's operations. For reciprocal loan agreements with insurance companies, the amounts that either party may borrow from the other under the agreement vary, depending on the state of domicile, and are equal to 2%-5% of the insurance subsidiary’s statutory net admitted assets, excluding separate accounts, as of the preceding December 31.  For reciprocal loan agreements with non-insurance subsidiaries, the limits vary and are set by management based on an assessment of the financial position of the subsidiary. During 2012 and 2013, interest on any borrowing by a subsidiary was charged at the rate of ING U.S., Inc.'s cost of funds for the interest period, plus 0.15%.  Effective January 2014, interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. Borrowings by ING Alternative Asset Management LLC ("IAAM") occur to enable IAAM to make capital contributions to the ING Multi-Strategy Opportunity Fund LLC ("the fund"), the fund that it manages. The applicable variable interest rate is equal to the rate of return on capital invested in the fund, which may be negative over any given period.

Subsidiaries	Rate	Maturity Date	2013	2012
ING Alternative Asset Management LLC	-3.44%	6/30/2014	$4.1	$6.4
ING Institutional Plan Services, LLC	1.02%	1/3/2013	—	8.0
ING Institutional Plan Services, LLC	1.12%	1/14/2013	—	4.0
ING Investment Management	1.02%	1/7/2014	8.0	—
ING North America Insurance Corporation	0.90%	1/2/2014	69.8	53.6
Lion Connecticut Holdings Inc.	1.12%	1/3/2014	69.2	—
Lion Connecticut Holdings Inc.	1.12%	1/9/2014	34.5	—
Lion Connecticut Holdings Inc.	1.12%	1/14/2014	21.7	—
Security Life of Denver International Limited	1.12%	1/14/2014	4.0	5.0
Total			$211.3	$77.0

Interest income earned on loans to subsidiaries of $2.0, $1.1, and $8.1 for the years ended December 31, 2013, 2012 and 2011, respectively, is included in Net investment income.

3.    Financing Agreements

Short-term Debt

The following table summarizes ING U.S., Inc.'s short-term debt and the related weighted average interest rate on short-term borrowings as of December 31, 2013 and 2012:

			Weighted Average Rate
	2013	2012	2013	2012
Commercial paper	$—	$192.0	—%	1.22%
Inter-company financing - subsidiaries	—	319.1	—%	0.19%
Current portion of long-term debt	—	375.0	—%	2.21%
Total	$—	$886.1

Commercial Paper

ING U.S., Inc. had a commercial paper program with an authorized capacity of $3.0 billion, which was guaranteed by ING V. ING U.S., Inc.’s commercial paper borrowings were generally used to fund the working capital needs of the Company's subsidiaries and provide short-term liquidity. All outstanding amounts were repaid in April 2013. On October 3, 2013, ING U.S., Inc. terminated the commercial paper program along with the guarantee provided by ING V.

Inter-company financing

Under the reciprocal loan agreements with subsidiaries, interest on any borrowing by ING U.S., Inc. from a subsidiary was charged during 2013 at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Effective January 2014, interest on any borrowing under reciprocal loan agreements is charged at a rate based on the prevailing market interest for similar third-party borrowings or securities.

Long-term Debt

The following table summarizes ING U.S., Inc.'s long-term debt securities as of December 31, 2013 and 2012:

	Interest Rate	Maturity	2013	2012
2.21% Syndicated Bank Term Loan, due 2014	2.21%	4/20/2014	$—	$1,350.0
5.5% Senior Notes, due 2022	5.50%	7/15/2022	849.6	849.6
2.9% Senior Notes, due 2018	2.90%	2/15/2018	998.5	—
5.7% Senior Notes, due 2043	5.70%	7/15/2043	398.6	—
5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053	5.65%	5/15/2053	750.0	—
Subtotal			2,996.7	2,199.6
Less: Current portion of long-term debt			—	375.0
Total			$2,996.7	$1,824.6

As of December 31, 2013 and 2012, ING U.S., Inc. was in compliance with all debt covenants related to the borrowings in the table above.

Aggregate amounts of future principal payments of long-term debt for the next five years and thereafter are as follows:

2014	$—
2015	—
2016	—
2017	—
2018	1,000.0
Thereafter	2,000.0
Total	$3,000.0

Credit Facilities

ING U.S., Inc. maintains credit facilities used primarily for collateral required under affiliated reinsurance transactions and also for general corporate purposes. Unsecured and uncommitted credit facilities totaled $17.0 and unsecured and committed facilities totaled $7.9 billion. ING U.S., Inc. additionally has approximately $10.0 of secured facilities. Of the aggregate $7.9 billion capacity available, ING U.S., Inc. utilized $5.5 billion in credit facilities outstanding as of December 31, 2013. Total fees associated with credit facilities in 2013, 2012 and 2011 totaled $92.3, $166.4, and $103.2, respectively.

Guarantees

As of December 31, 2013, ING U.S., Inc. guaranteed $25.0 in notes issued by Silver Cup V, L.P., a special purpose entity wholly owned by ING Pomona Holdings LLC (which is a wholly owned subsidiary of ING U.S., Inc.), to ING U.S., Inc.'s subsidiary life insurance companies ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, Security Life of Denver Insurance Company, Midwestern United Life Insurance Company and ReliaStar Life Insurance Company of New York.

ING U.S., Inc. provided an indemnification of a limited nature, effective on December 19, 2011, in connection with an $825.0 securities lending agreement between the KCL Master Trust ("Master Trust") and ING Bank, N.V. (“ING Bank”). In the event of default on the securities lending agreement by the Master Trust, ING U.S., Inc. was required to indemnify ING Bank for the outstanding obligations of the Master Trust. This agreement and the related indemnification were entered into to obtain collateral to support ING U.S., Inc.'s reinsurance obligations. The securities lending agreement and accordingly, ING U.S. Inc.’s indemnification obligations were cancelled in November 2013.

ING U.S., Inc. provides various indemnifications of securities lending agreements between the Master Trust and third-party banks. In the event of default on the securities lending agreements by the Master Trust, ING U.S., Inc. is required to indemnify the third-party banks for the outstanding obligations of the Master Trust. These agreements and the related indemnifications amounted to $1.5 billion and $2.0 billion as of December 31, 2013 and 2012, respectively, and were entered into to obtain collateral to support ING U.S., Inc.'s reinsurance obligations and are effective for the duration that the collateral remains outstanding.

The following surplus maintenance agreements associated with our captive reinsurance subsidiaries and special purpose life reinsurance captive insurance company subsidiary domiciled in South Carolina are effective for the duration of the in force policies subject to the related reinsurance transactions:

On December 31, 2010, ING U.S., Inc. entered into a surplus maintenance agreement with Roaring River II, LLC ("Roaring River II"), a wholly owned subsidiary of ING U.S., Inc., whereby ING U.S., Inc. agrees to cause Roaring River II to maintain Adjusted Capital and Surplus at 250% of its Company Action Level Risk Based Capital. The Roaring River II agreement includes a provision for capital contributions to be made in the event certain expense thresholds are exceeded by Roaring River II.

On September 6, 2012, ING U.S., Inc. entered into a reimbursement agreement with a third-party bank for its wholly owned subsidiary, Roaring River III, LLC ("Roaring River III"). At inception, the reimbursement agreement requires ING U.S., Inc. to cause $165.0 of capital to be maintained in Roaring River III Holding LLC, the intermediate holding company of Roaring River III, and $60.0 of capital to be maintained in Roaring River III for a total of $225.0. This amount will vary over time based on a percentage of Roaring River III in force life insurance.

On January 1, 2014, ING U.S., Inc. entered into a reimbursement agreement with a third-party bank for its wholly owned subsidiary, Roaring River IV, LLC ("Roaring River IV"). At inception, the reimbursement agreement requires ING U.S., Inc. to cause no less than $78.6 of capital to be maintained in Roaring River IV Holding LLC, the intermediate holding company of Roaring River IV and Roaring River III Holding LLC, and $45.0 of capital to be maintained in Roaring River IV for a total of $123.6. This amount is exclusive of any capital held for Roaring River III Holding LLC and will vary over time based on a percentage of Roaring River IV in force life insurance.

ING U.S., Inc. entered into surplus maintenance agreements with Whisperingwind I, LLC ("WWI"), Whisperingwind II, LLC ("WWII") and Whisperingwind III, LLC ("WWIII"), special purpose life reinsurance captive insurance subsidiaries, on September 30, 2010, November 1, 2007 and June 28, 2007, respectively. The surplus maintenance agreements for WWI and WWII were terminated during 2012 prior to the dissolution of the subsidiaries.

On June 28, 2007, the ING U.S., Inc. entered into a surplus maintenance agreement whereby ING U.S., Inc. agreed to cause WWIII to maintain Adjusted Capital and Surplus at 200% of its Company Action Level Risk Based Capital.

Effective January 1, 2014, the surplus maintenance agreement was terminated when the reinsurance agreements with WWIII were novated to Roaring River IV.

Effective January 15, 2014, ING U.S., Inc. entered into a surplus maintenance agreement with Langhorne I, LLC ("Langhorne I"), a wholly owned captive reinsurance subsidiary, whereby ING U.S., Inc. agrees to cause Langhorne I to maintain capital of at least $85.0.

The maximum potential obligations associated with the above surplus maintenance agreements are not specified in the agreements and therefore, it is not possible to determine the maximum potential amounts due under these guarantees.

ING U.S., Inc. entered into a guaranty agreement on December 31, 2013 with a third-party bank in order to guarantee certain reimbursement obligations of Security Life of Denver International Limited, a wholly owned subsidiary of ING U.S., Inc., under a $250.0 letter of credit facility with a third party.

ING V issued a $500.0 loan to Lion Connecticut Holdings Inc. on August 9, 2007. This loan had an interest rate of LIBOR plus .05% and was scheduled to mature on April 29, 2016. Upon issuance of this loan, ING U.S., Inc. entered into an agreement in which it guaranteed all obligations under the loan agreement to ING V. On July 5, 2013 all amounts outstanding under this loan were repaid.

Lion Connecticut Holdings Inc. issued $50.0 of 8.424% Trust Originated Preferred Securities (“ToPR”) on April 3, 1997 due on April 1, 2027. As of December 31, 2013, $13.0 total par value amount is outstanding. On January 27, 2003, ING U.S., Inc. entered into an agreement in which it guaranteed the full payment when due of all obligations under ToPR. Under the same guarantee agreement, ING U.S., Inc. also unconditionally guarantees the payment of any principal or interest due in respect of Lion Connecticut Holdings notes ("Aetna Notes"). As of December 31, 2013, the remaining par amounts of the Aetna Notes outstanding were $506.1.

Lion Connecticut Holdings Inc. entered into a Capital Assurance Agreement with ING National Trust effective May 23, 2007. ING National Trust is required to maintain a minimum capital level of $2.0 to comply with Office of the Comptroller of the Currency (“OCC”) capital and liquidity requirements. Pursuant to the Capital Assurance Agreement, if at any time ING National Trust's capital level falls below the minimum capital requirement, Lion Connecticut Holdings agrees to contribute capital up to the minimum capital requirement. This agreement is effective until terminated upon mutual agreement of ING National Trust and Lion Connecticut Holdings Inc. The maximum potential obligation is not specified or applicable.   Since these obligations are not subject to limitations, it is not possible to determine the maximum potential amount due under these guarantees. Additionally, should Lion Connecticut Holdings Inc. be unable to contribute capital under the Agreement, ING U.S., Inc. has agreed to perform such duties.

Effective February 25, 2000, ING U.S., Inc. entered into a Corporate Guarantee Agreement with a third-party ceding insurer where ING U.S., Inc. guarantees the reinsurance obligations of one of its wholly owned subsidiaries assumed under a reinsurance agreement with the third-party cedent. The maximum potential obligation is not specified or applicable. Since these obligations are not subject to limitations, it is not possible to determine the maximum potential amount due under these guarantees.

There were no assets or liabilities recognized by ING U.S., Inc. as of December 31, 2013 and 2012 in relation to these intercompany indemnifications and support agreements. As of December 31, 2013 and 2012, no circumstances existed in which ING U.S., Inc. was required to currently perform under these indemnifications and support agreements.

4.    Return of Capital

ING U.S., Inc. received returns of capital from the following subsidiaries for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
Lion Connecticut Holdings Inc.	$987.0	$733.0	$—
Security Life of Denver Insurance Company	447.0	80.0	200.0
Total	$1,434.0	$813.0	$200.0

5.    Income Taxes

As of December 31, 2013 and 2012, ING U.S., Inc. held deferred tax assets related to loss and credit carryforwards, which have not been realized by its subsidiaries but have been reimbursed to the subsidiaries by ING U.S., Inc. pursuant to the intercompany tax sharing agreement. These deferred tax assets were primarily comprised of payments associated with federal net operating loss, state net operating loss, federal tax capital loss, and credit carryforwards.

Valuation allowances have been applied to these deferred tax assets as of December 31, 2013 and 2012. Character, amount, and estimated expiration date of the carryforwards and the related allowances are disclosed in Note 15. Income Taxes to the Consolidated Financial Statements.

As of December 31, 2013 and 2012, ING U.S., Inc. has recognized deferred tax assets of $204.4 and $127.4, respectively, related to Alternative Minimum Tax ("AMT") credit carryforwards, which do not expire and are not subject to a valuation allowance.

Tax Sharing Agreement

ING U.S., Inc. has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. For 2012 and prior years, the federal tax sharing agreement requires ING U.S., Inc. to pay its subsidiaries for the tax benefits of ordinary and capital losses as they are incurred, and in turn requires its subsidiaries to pay ING U.S., Inc. for the taxes payable on their ordinary income and capital gains. Under the agreement, ING U.S., Inc. is required to make payments even if losses do not offset other subsidiaries' ordinary income or capital gains. Effective January 1, 2013, the parties have entered into a federal tax sharing agreement which provides that for 2013 and subsequent years, ING U.S., Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

ING U.S., Inc. has also entered into a state tax sharing agreement with each of the specific subsidiaries that are parties to the agreement.  The state tax agreement applies to situations in which ING U.S., Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.